Document and Entity Information	Jul. 15, 2025
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001865174
Document Type	8-K
Document Period End Date	Jul. 15, 2025
Entity Registrant Name	Goldman Sachs Middle Market Lending Corp. II
Entity Incorporation State Country Code	DE
Entity File Number	814-01461
Entity Tax Identification Number	87-3643363
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10282
City Area Code	(312)
Local Phone Number	655-4419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true